Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40519
Entity Registrant Name	MicroCloud Hologram Inc.
Entity Central Index Key	0001841209
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 302
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Zhong Ke Na Neng Building
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,941,204
Document Financial Statement Error Correction [Flag]	false
Auditor Name	AssentSure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Ordinary Share 00001 Pa Value 0001 As Retroactively Adjusted To Reflect The 10 To 1 Share Consolidation Effected On February 22024 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary share, $0.0001 par value, ($0.001 as retroactively adjusted to reflect the 10-to-1 share consolidation effected on February 2, 2024)	[1]
Trading Symbol	HOLO
Security Exchange Name	NASDAQ
Warrants Each Warrant Entitling The Holder To Purchase 120 Of A Whole Share At An Exercise Price Of 115 Per Whole Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares(2)	[2]
Trading Symbol	HOLOW	[2]
Security Exchange Name	NASDAQ	[2]
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 302
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Zhong Ke Na Neng Building
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Country Region	+86
City Area Code	0755
Local Phone Number	2291 2036
Contact Personnel Name	Guohui Kang

[1]	On February 2, 2024, A reverse stock split of the ordinary shares, par value $0.0001of MicroCloud Hologram became effective (“Reverse Stock Split”). Pursuant to the Reverse Stock Split, every ten (10) ordinary share issued on the effective date of the Reverse Stock Split was combined into one (1) share of ordinary share, par value $0.001, and the authorized share capital of the Company was reduced from US$50,000 divided into 500,000,000 shares of a nominal or par value of US$0.0001 each to US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each. From a Cayman Islands legal perspective, the Reverse Stock Split does not have any retroactive effect on the Company’s shares prior to the effective date February 2, 2024. However, for accounting purposes only, references to the Company’s ordinary shares in this description are stated as having been retroactively adjusted and restated to give effect to the Reverse Stock Split, as if the Reverse Stock Split had occurred by the relevant earlier date.
[2]	In connection with the Reverse Stock Split, the Exercise Price (as such term is defined in the Company’s Warrant Agreement dated June 21, 2021) was adjusted from $11.50 to $115, with a proportionate adjustment downwards to the shares underlying the warrants, as further described in section 4.2 of the Warrant Agreement. The Exercise Price adjustment was made pursuant to section 4.3.1 of the Warrant Agreement.